Fair Value Measurements (Details) - Schedule of fair value measurements inputs - Blue Water Acquisition Corp [Member] - $ / shares	1 Months Ended	6 Months Ended	7 Months Ended
	Dec. 17, 2020	Jun. 30, 2021	Dec. 31, 2020
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Strike price (in Dollars per share)	$ 11.50	$ 11.50	$ 11.50
Contractual term (years)	5 years 10 months 24 days	5 years	5 years 9 months 18 days
Volatility	10.00%	6.00%	10.00%
Risk-free interest rate	0.50%	1.00%	0.48%
Dividend yield (per share)	0.00%	0.00%	0.00%